Business Acquisitions, Dispositions, Goodwill and Intangible Assets(Variable Interest Entity) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Current Assets	$ 1,616	$ 1,308
Variable Interest Entity, Consolidated, Carrying Amount, Noncurrent Assets	1,066	899
Variable Interest Entity, Consolidated, Carrying Amount, Assets	2,682	2,207
Variable Interest Entity, Consolidated, Carrying Amount, Current Liabilities	1,895	1,468
Variable Interest Entity, Consolidated, Carrying Amount, Noncurrent Liabilities	1,085	781
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	$ 2,980	$ 2,249